6. Finance Income and Costs (Details - Finance Costs) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance costs	$ 3,320,839	$ 3,756,134	$ 3,959,052
Finance cost on note payable to underwriters and other debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance costs	2,429,551	2,638,729	2,913,809
Interest expense of bank loans, revolving line of credit and finance leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance costs	$ 891,288	$ 1,117,405	$ 1,045,243

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).